As filed with the Securities and Exchange Commission on March 14, 2012
1933 Act File No. 033-16812
1940 Act File No. 811-05308

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	30	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	32	[	X	]

(Check appropriate box or boxes.)

PERRITT MICROCAP OPPORTUNITIES FUND, INC.

300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (312) 669-1650

Michael J. Corbett
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
(Name and Address of Agent for Service)

Copy to:
Peter Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This Post-Effective Amendment (“PEA”) No. 30 to the Registration Statement of Perritt MicroCap Opportunities Fund, Inc. (the “Fund”) on Form N-1A hereby incorporates Parts A, B and C from the Fund’s PEA No. 29 on Form N-1A filed February 28, 2012.  This PEA No. 30 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 29 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois on March 14, 2012.

Perritt MicroCap Opportunities Fund, Inc.

By: /s/ Michael J. Corbett
Michael J. Corbett
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael J. Corbett	Principal Executive Officer and	March 14, 2012
Michael J. Corbett	Director

/s/ Mark Buh	Principal Financial and	March 14, 2012
Mark Buh	Accounting Officer

/s/ David S. Maglich	Director	March 14, 2012
David S. Maglich

/s/ Dianne C. Click	Director	March 14, 2012
Dianne C. Click

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE